Cost of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employee salaries and benefits	$ 16,104	$ 13,438
Web hosting fees	4,956	3,508
Third party service fees	6,341	3,258
Other	777	582
Cost of revenue	$ 28,178	$ 20,786